Loss per share	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Net loss per share attributable to ordinary shareholders**
Loss per share

16 Loss per share

Basic loss per share is the amount of losses available to each ordinary share outstanding during the reporting period. Diluted loss per share is the amount of losses available to each ordinary share outstanding during the six months period ended October 31, 2024 and 2025.

	For Six Months Periods Ended October 31,
	2024	2025	2025
	S$	S$	US$
	Unaudited	Unaudited	Unaudited
Numerator:
Net loss available to Ordinary Shareholders	(2,019,092)	(1,505,248)	(1,156,784)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	10,473,625	10,601,750	10,601,750
Loss per common share:
Basic and diluted	(0.20)	(0.14)	(0.11)

The Company has two classes of ordinary shares outstanding: Class A Ordinary Shares and Class B Ordinary Shares. Holders of Class A Ordinary Shares are entitled to receive dividends when and if declared and distributions upon liquidation. Holders of Class B Ordinary Shares are not entitled to receive dividends or participate in distributions and, accordingly, the Company considers the Class B Ordinary Shares to be non-participating in nature.

The Company evaluates the presentation of earnings (loss) per share in accordance with ASC 260, Earnings Per Share, taking into consideration the rights and characteristics of each class of ordinary shares, therefore EPS is only calculated for Class A Ordinary Shares as it’s participative in nature and EPS for Class B Ordinary Shares was nil.

For the periods presented, the Company incurred net losses and no dividends or distributions were declared or paid. The Company will continue to evaluate the presentation of earnings (loss) per share in future reporting periods based on the rights and characteristics of each class of ordinary shares and the applicable guidance in ASC 260.

16	Loss per share

Basic loss per share is the amount of losses available to each ordinary share outstanding during the reporting period. Diluted loss per share is the amount of losses available to each ordinary share outstanding during the financial year April 30,2025.

	Years Ended April 30,
	2024	2025	2025
	S$	S$	US$
Numerator:
Net loss available to ordinary shareholders	(2,359,844)	(5,137,064)	(3,934,994)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	9,075,989	10,537,688	10,537,688
Loss per ordinary share:
Basic and diluted	(0.26)	(0.49)	(0.37)

The Company has two classes of ordinary shares outstanding: Class A Ordinary Shares and Class B Ordinary Shares. Holders of Class A Ordinary Shares are entitled to receive dividends when and if declared and distributions upon liquidation. Holders of Class B Ordinary Shares are not entitled to receive dividends or participate in distributions and, accordingly, the Company considers the Class B Ordinary Shares to be non-participating in nature.

The Company evaluates the presentation of earnings (loss) per share in accordance with ASC 260, Earnings Per Share, taking into consideration the rights and characteristics of each class of ordinary shares, therefore EPS is only calculated for Class A Ordinary Shares as it’s participative in nature and EPS for Class B Ordinary Shares was nil.

For the periods presented, the Company incurred net losses and no dividends or distributions were declared or paid. The Company will continue to evaluate the presentation of earnings (loss) per share in future reporting periods based on the rights and characteristics of each class of ordinary shares and the applicable guidance in ASC 260.

17	Commitment and Contingencies

For the details on future minimum lease payment under the non-cancellable operating leases as of April 30, 2025, please refer to Note 8 set forth in the Notes to the Consolidated Financial Statements.

As of April 30, 2024 and 2025, the Company did not have any capital commitments and contingencies.